Revenue - Externalisation Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Revenues
Revenue	$ 21,049	$ 20,152	$ 21,319
Externalisation Revenue
Revenues
Revenue	1,041	2,313	1,683
Externalisation Revenue | Japan
Revenues
Revenue	41	45	42
Lynparza and Selumetinb | MSD | Externalisation Revenue
Revenues
Revenue	790	1,247
Crestor
Revenues
Revenue	1,433	2,365	3,401
Crestor | Almirall | Externalisation Revenue
Revenues
Revenue	61
Zoladex
Revenues
Revenue	752	735	816
Zoladex | TerSera | Externalisation Revenue
Revenues
Revenue	35	250
Anaesthetics Medicines | Aspen | Externalisation Revenue
Revenues
Revenue		150	520
Brodalumab | Valeant and Leo | Externalisation Revenue
Revenues
Revenue		150
MEDI8897 | Sanofi | Externalisation Revenue
Revenues
Revenue		127
Plendil | CMS | Externalisation Revenue
Revenues
Revenue			298
Toprol-XL | Aralez | Externalisation Revenue
Revenues
Revenue			175
Tralokinumab | LEO Pharma | Externalisation Revenue
Revenues
Revenue			115
Externalisation Revenue
Revenues
Contract liabilities	35			$ 35
Upfront Revenue | Externalisation Revenue
Revenues
Revenue	10	114	158
Milestone Revenue | Externalisation Revenue
Revenues
Revenue	4	87	203
Royal Revenue | Externalisation Revenue
Revenues
Revenue	49	108	119
Other Externalisation Revenue | Externalisation Revenue
Revenues
Revenue	$ 51	$ 35	$ 53